3. ESTIMATES DETERMINED BY MANAGEMENT	12 Months Ended
Dec. 31, 2018
Estimates Determined By Management
3. ESTIMATES DETERMINED BY MANAGEMENT

The preparation of consolidated financial statements require that Management perform estimates and use assumptions which affect the amounts included in these consolidated financial statements and related notes. Estimates made and assumptions used by the Company are based on the historic experience, changes in the industry and information provided by qualified external sources. However, the results could differ from estimates under certain conditions, and in some cases, have a significant variation.

Estimates and significant accounting policies are defined as those that are important to properly reflect the Company’s results and financial position and/or those which require a high degree of Management’s judgment.

Main estimates and applications of the professional criteria that because of its variation could give rise to adjustments on book values of assets and liabilities within the next financial period are related to the following concepts:

3.1       Assessment of possible impairment losses

As of the closing date of each year, or in those dates in which is considered as necessary, an analysis is performed to assess an asset’s value in order to determine if there is an indication that these have been impaired. If any indicators exist, estimation on the recoverable amount of this asset is performed and the book value of the related asset will be updated accordingly. On the other hand, if these are identifiable assets which do not independently generate cash flows, an estimate is performed of the recoverability of the Cash Generating Unit to which this asset belongs.

In the case of Cash Generating Units to which tangible or intangible assets have been assigned with an indefinite useful life, its recoverability analysis is performed systematically at each year-end or under circumstances considered as required to perform this analysis.

3.2       Financial assets of trading origin

In the case of financial assets with a trading origin, the Company has defined a policy for the recording of impairment accruals in function of expected credit losses during the useful life of assets. (See 2.6.1).

3.3       Assignment of Useful Lives of Property, Plant and Equipment and Intangible Assets of Finite Life

The Company’s management determines the estimated useful lives on technical basis and the related depreciation charges of its fixed and intangibles assets. This estimate is based on the projected life cycles of goods assigned to the respective segments: Wines and Others. The Company reviews the estimated useful lives of Property, Plant and equipment and Intangible assets, at the closing date of each annual financial report.

3.4       Actuarial Calculation of Benefits to Employees

Management uses assumptions to determine the best estimate of these benefits. These obligations are measured using an actuarial calculation. The assumptions used for this calculation include assumptions related to the retirement turnover rate, mortality rate, discount rate and expected increases in salaries, among others.

3.5       Fair Value of Derivative Contracts or Other Financial Instruments (Hedges)

In the case of derivative financial instruments, the assumptions used by the Group are based on the market rates quoted, restated by the instrument’s specific features.

3.6       Expected Fair Value in a Business Combination

The Company has recorded separately from goodwill, identifiable assets acquired and liabilities assumed at fair value at acquisition date.

3.7       Estimation of the net realizable value and allowance for obsolescence

The Company and its subsidiaries have recorded an impairment due to the obsolescence of finished goods, raw materials and supplies based on technical reports, the level of turnover of stock stored in warehouses, and/or the assessment of their future use.

3.8       Fair value of biological assets.

Based on the Company's assessment and calculation, the fair value of grapes at the date of harvest approximates the carrying amount and, consequently, grapes at the date of harvest are measured at fair value less costs of sale, and are then transferred to inventory.

3.9       Estimation of the provision for advertising contributions.

This relates to estimates of amounts payable related to marketing and advertising activities. Uncertainty exists related to the cash disbursement associated with these estimates, as they are linked to the actual information the customer should provide.